Average Annual Total Returns - Institutional - Vanguard Russell 2000 Growth Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares Since Inception	Institutional Shares Fund Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	34.82%	16.52%	13.36%	May 25, 2011	34.55%	16.24%	13.13%	20.66%	13.27%	11.11%	34.63%	16.36%	13.24%	20.79%	15.36%	13.65%